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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 33-14629



                       SUPPLEMENT DATED SEPTEMBER 30, 2003
                              TO THE PROSPECTUS OF
           MORGAN STANLEY VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO
                              DATED AUGUST 29, 2003


         The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

         The Fund is managed within the Index Team. Kevin Jung, an Executive Director of the Investment Manager, is a current member of the team.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.